Income taxes (Schedule Of Components Of Income Tax Expense Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred income tax benefit	$ (679)	$ (315)